UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	December 31

Date of reporting period: 	March 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Tax-Advantaged Dividend Income Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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
John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 76.03%                                                                                                $921,458,377
(Cost $875,892,059)

Diversified Banks 7.15%                                                                                               86,626,520
Bank of America Corp.                                                                                    730,000      32,193,000
Comerica, Inc.                                                                                           296,000      16,303,680
U.S. Bancorp.                                                                                            647,000      18,646,540
Wachovia Corp.                                                                                           230,000      11,709,300
Wells Fargo & Co.                                                                                        130,000       7,774,000

Electric Utilities 24.50%                                                                                            296,961,597
Alliant Energy Corp.                                                                                      50,000       1,339,000
Ameren Corp.                                                                                             561,100      27,499,511
American Electric Power Co., Inc.                                                                        335,500      11,427,130
Black Hills Corp.                                                                                        454,000      15,013,780
CH Energy Group, Inc.                                                                                    373,600      17,073,520
Cinergy Corp.                                                                                            539,100      21,844,332
Consolidated Edison, Inc.                                                                                525,100      22,148,718
Empire District Electric Co. (The)                                                                       428,400       9,964,584
Entergy Corp.                                                                                             10,000         706,600
FPL Group, Inc.                                                                                           18,000         722,700
Great Plains Energy, Inc.                                                                                 67,000       2,048,860
NSTAR                                                                                                    543,000      29,484,900
OGE Energy Corp.                                                                                         884,800      23,845,360
Pinnacle West Capital Corp.                                                                              230,000       9,777,300
Progress Energy, Inc.                                                                                    569,600      23,894,720
Scottish Power Plc, American Depositary Receipt
(United Kingdom)                                                                                         610,000      19,032,000
Southern Co. (The)                                                                                       593,400      18,887,922
Westar Energy, Inc.                                                                                      425,000       9,197,000
WPS Resources Corp.                                                                                      373,000      19,739,160
Xcel Energy, Inc.                                                                                        775,000      13,314,500

Gas Utilities 10.49%                                                                                                 127,171,501
Atmos Energy Corp.                                                                                       756,200      20,417,400
KeySpan Corp.                                                                                            654,400      25,501,968
NiSource, Inc.                                                                                           467,700      10,658,883
Northwest Natural Gas Co.                                                                                325,000      11,755,250
Peoples Energy Corp.                                                                                     585,200      24,531,584
Piedmont Natural Gas Co., Inc.                                                                           180,000       4,147,200
Vectren Corp.                                                                                            689,900      18,378,936
WGL Holdings, Inc.                                                                                       380,500      11,780,280

Integrated Oil & Gas 0.69%                                                                                             8,396,640
ChevronTexaco Corp.                                                                                      144,000       8,396,640

Integrated Telecommunication Services 1.68%                                                                           20,316,900
SBC Communications, Inc.                                                                                 670,000      15,872,300
Verizon Communications, Inc.                                                                             125,200       4,444,600

Multi-Utilities & Unregulated Power 13.65%                                                                           165,424,809
Dominion Resources, Inc.                                                                                 385,000      28,655,550
DTE Energy Co.                                                                                           485,000      22,057,800
Duke Energy Corp.                                                                                        533,400      14,940,534
Energy East Corp.                                                                                        406,000      10,645,320
National Fuel Gas Co.                                                                                    456,000      13,037,040
ONEOK, Inc.                                                                                              821,100      25,306,302
Public Service Enterprise Group, Inc.                                                                    454,700      24,731,133
Puget Energy, Inc.                                                                                       707,000      15,582,280
SCANA Corp.                                                                                              257,500       9,841,650
TECO Energy, Inc.                                                                                         40,000         627,200

Other Diversified Financial Services 1.50%                                                                            18,223,260
Citigroup, Inc.                                                                                          187,000       8,403,780
JPMorgan Chase & Co.                                                                                     283,800       9,819,480

Regional Banks 14.53%                                                                                                176,078,650
AmSouth Bancorp.                                                                                         775,000      20,111,250
BB&T Corp.                                                                                               495,000      19,344,600
Colonial BancGroup, Inc. (The)                                                                           275,000       5,643,000
F.N.B. Corp.                                                                                             190,000       3,638,500
First Horizon National Corp.                                                                             315,000      12,848,850
FirstMerit Corp.                                                                                         365,000       9,767,400
Hudson United Bancorp.                                                                                   195,000       6,873,750
KeyCorp                                                                                                  749,000      24,305,050
National City Corp.                                                                                      505,000      16,917,500
PNC Financial Services Group, Inc.                                                                       370,000      19,047,600
Regions Financial Corp.                                                                                  795,000      25,758,000
Susquehanna Bancshares, Inc.                                                                             275,000       6,704,500
Whitney Holding Corp.                                                                                    115,000       5,118,650

Thrifts & Mortgage Finance 1.84%                                                                                      22,258,500
People's Bank                                                                                            150,000       6,142,500
Washington Mutual, Inc.                                                                                  408,000      16,116,000

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 23.17%                                                                                             $280,854,686
(Cost $283,141,385)

Consumer Finance 0.11%                                                                                                 1,324,950
SLM Corp., 6.97%, Ser A                                                                    BBB+           24,200       1,324,950

Diversified Banks 2.29%                                                                                               27,734,970
Abbey National Plc, 7.375%, Depositary Shares, Ser
B (United Kingdom)                                                                         A-             93,100       2,485,770
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)                                                                           A           1,060,000      25,249,200

Electric Utilities 6.93%                                                                                              83,923,264
Alabama Power Co., 5.20%                                                                   BBB+          276,700       6,856,626
Alabama Power Co., 5.30% (Class A)                                                         BBB+          213,000       5,511,375
Carolina Power & Light Co., $5.44                                                          BB+           111,493      10,759,074
Connecticut Light & Power Co., $3.24, Ser 68G                                              BBB-           16,511         859,089
Connecticut Light & Power Co., 5.28%, Ser 1967                                             BBB-           18,294         868,965
Connecticut Light & Power Co., 6.56%, Ser 1968                                             BBB-            7,224         377,229
Duquesne Light Co., 6.50%                                                                  BB+           210,000      11,325,300
Entergy Arkansas, Inc., $1.96                                                              BB+           150,466       3,775,764
Entergy Arkansas, Inc., 4.56%                                                              BB+             9,388         756,615
Entergy Arkansas, Inc., 4.56%, Ser 1965                                                    BB+             9,818         791,270
Entergy Arkansas, Inc., $6.08                                                              Ba1            10,807       1,085,091
Entergy Gulf States, Inc., $7.56                                                           BB+            28,422       2,756,934
Entergy Louisiana, Inc., 5.16%                                                             Ba1            12,644       1,164,038
Entergy Mississippi, Inc., 4.92%                                                           Ba2             8,190         718,929
FPL Group Capital Trust I, 5.875%                                                          BBB+          348,200       8,412,512
Interstate Power & Light Co., 7.10%, Ser C                                                 BBB-           20,600         548,578
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-          233,000       7,922,000
Monongahela Power Co., $7.73, Ser L                                                        B-             33,143       3,297,728
Northern Indiana Public Service Co., 4.50%                                                 BB+            28,863       2,334,295
Northern Indiana Public Service Co., 4.88%                                                 BBB             7,971         698,957
Ohio Edison Co., 4.56%                                                                     BB             15,325       1,222,169
Pennsylvania Power Co., 7.75%                                                              BB              9,500         955,641
Union Electric Co., $4.50                                                                  BBB            10,370         871,080
Wisconsin Power & Light Co., 4.50%                                                         BBB             4,600         381,800
Xcel Energy, Inc., $4.08, Ser B                                                            BB+            66,070       5,236,048
Xcel Energy, Inc., $4.56, Ser G                                                            BB+            53,700       4,436,157

Gas Utilities 2.29%                                                                                                   27,710,053
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          300,000      15,159,390
KeySpan Corp., 8.75%, Conv                                                                 A              27,500       1,391,225
Southern Union Co., 7.55%                                                                  BB+           417,800      11,159,438

Investment Banking & Brokerage 3.61%                                                                                  43,784,560
Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G                                                                              BBB           251,800      12,728,490
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F                                                                              BBB           126,700       6,556,725
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E                                                                              BBB            64,900       3,348,840
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D                                                                              BBB+           56,000       2,800,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C                                                                              BBB+          256,260      13,261,455
Lehman Brothers Holdings, Inc., 6.50%, Depositary
Shares, Ser F                                                                              BBB+          193,500       5,089,050

Multi-Line Insurance 0.43%                                                                                             5,255,315
ING Groep N.V., 6.20% (Netherlands)                                                        A-            109,100       2,689,315
ING Groep N.V., 7.05% (Netherlands)                                                        A-            100,000       2,566,000

Multi-Utilities & Unregulated Power 1.16%                                                                             14,063,472
Avista Corp., $6.95, Ser K                                                                 BB-            40,383       4,139,257
DTE Energy Co., 8.75%, Conv                                                                BBB-          187,000       4,749,800
Public Service Electric & Gas Co., 5.05%, Ser D                                            BB+            12,860       1,131,680
Public Service Electric & Gas Co., 5.28%, Ser E                                            BB+            21,930       1,962,735
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           20,000       2,080,000

Oil & Gas Exploration & Production 2.88%                                                                              34,964,496
Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B                                                                                      BBB-           50,000       4,887,500
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            50,000       5,146,875
Devon Energy Corp., 6.49%, Ser A                                                           BB+           150,000      15,595,320
Nexen, Inc., 7.35% (Canada)                                                                BB+           359,584       9,334,801

Other Diversified Financial Services 2.39%                                                                            29,016,094
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             140,000       3,315,200
ABN AMRO Capital Funding Trust VII, 6.08%                                                  A             950,000      23,208,500
General Electric Capital Corp., 6.10%                                                      AAA            38,100         961,644
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                                A-             65,000       1,530,750

Reinsurance 0.22%                                                                                                      2,643,200
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                        BBB+          112,000       2,643,200

Thrifts & Mortgage Finance 0.86%                                                                                      10,434,312
Fannie Mae, 4.75%, Ser M                                                                   AA-            20,000         796,000
Fannie Mae, 5.10%, Ser E                                                                   AA-            24,300       1,029,712
Fannie Mae, 5.125%, Ser L                                                                  AA-           124,000       5,179,480
Fannie Mae, 5.375%, Ser I                                                                  AA-            76,800       3,429,120

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   Date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.80%                                                                                          $9,700,000
(Cost $9,700,000)

Government U.S. Agency 0.80%                                                                                           9,700,000
Federal Home Loan Bank,
Disc Note                                                             2.400   04-01-2005   AAA             9,700       9,700,000

Total investments 100.00%                                                                                         $1,212,013,063


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
John Hancock
Tax-Advantaged Dividend Income Fund
Financial futures contracts
March 31, 2005 (unaudited)

                                          Number of
Open contracts                            contracts         Position       Expiration        Appreciation
----------------------------------------------------------------------------------------------------------
U.S. Treasury 10-Year Note                      250            Short          June 05            $377,155


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John Hancock

Tax-Advantaged Dividend Income Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investment of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $1,168,733,444. Gross unrealized appreciation and depreciation of investments aggregated $63,126,335 and $19,846,716, respectively, resulting in net unrealized appreciation of $43,279,619.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HTD

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005